Equity Method Investments (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2018	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 CNY (¥)	Dec. 31, 2016	Jul. 31, 2016 USD ($)	Jul. 31, 2016 CNY (¥)
Equity interest			54.00%			91.91%	91.91%				100.00%
Jiutai [Member]
Equity investment agreement				$ 61,459								$ 57,588
Equity interest	40.00%	40.00%										40.00%	40.00%
Related party, amount	$ 58,095
Jiutai [Member] | RMB [Member]
Equity investment agreement | ¥								¥ 400,000					¥ 400,000
Related party, amount | ¥		¥ 400,000
Fengshou Technology Co., Ltd. [Member]
Equity investment agreement			1,457,050			$ 1,452,293
Equity interest						18.00%	18.00%
Fengshou Technology Co., Ltd. [Member] | RMB [Member]
Equity investment agreement | ¥							¥ 10,000,000
Linggui Technology (Beijing) Co., Ltd. [Member]
Equity investment agreement			517,385	744,596					$ 740,070
Equity interest					5.46%				19.00%	19.00%
Losses on investment			$ 199,908	$ 22,777
Linggui Technology (Beijing) Co., Ltd. [Member] | RMB [Member]
Equity investment agreement | ¥										¥ 5,000,000